Financial Instruments - Disclosure of Fair Value of Commodity Price Contracts (Detail) - Coca-Cola FEMSA [member] - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Sugar Price Contracts [member] | Less than 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount	$ 1,223	$ 992
Fair Value Asset	(88)	(7)
Sugar Price Contracts [member] | 1-2 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount		150
Fair Value Asset		$ 3
Aluminum price contracts [member] | Less than 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount	265
Fair Value Liability	(17)
PX MEG contracts [member] | Less than 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,303
Fair Value Liability	$ (131)